Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	117 Months Ended	120 Months Ended	182 Months Ended	245 Months Ended		312 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000167845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.40%	5.72%		11.11%
C000167846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.17%	6.17%		11.10%
C000190736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000167847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000094872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	25.00%	5.22%			5.90%	5.57%
C000094873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	30.66%	5.67%			5.89%	5.57%
C000190734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000190735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.57%	13.00%			14.56%			11.61%
C000018163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.47%	13.49%			14.55%			11.61%
C000190732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.45%	10.04%			9.08%		9.11%
C000018174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.17%	10.53%			9.06%		9.11%
C000190733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000069268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000167845
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	6.97%		11.79%
Without Sales Load [Member] | C000167846
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%	6.17%		11.10%
Without Sales Load [Member] | C000190736
Average Annual Return [Line Items]
Average Annual Return, Percent	15.38%	7.30%	12.13%
Without Sales Load [Member] | C000167847
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%	7.24%		12.07%
Without Sales Load [Member] | C000094872
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%	6.47%			6.53%	5.99%
Without Sales Load [Member] | C000094873
Average Annual Return [Line Items]
Average Annual Return, Percent	31.66%	5.67%			5.89%	5.57%
Without Sales Load [Member] | C000190734
Average Annual Return [Line Items]
Average Annual Return, Percent	32.91%	6.77%	5.21%
Without Sales Load [Member] | C000190735
Average Annual Return [Line Items]
Average Annual Return, Percent	32.94%	6.73%			6.76% [1]	6.14% [1]
Without Sales Load [Member] | C000018161
Average Annual Return [Line Items]
Average Annual Return, Percent	17.32%	14.34%			15.24%			11.82%
Without Sales Load [Member] | C000018163
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%	13.49%			14.55%			11.61%
Without Sales Load [Member] | C000190732
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%	14.70%	15.57%
Without Sales Load [Member] | C000018164
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%	14.63%			15.53%				12.03%
Without Sales Load [Member] | C000018172
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	11.35%			9.72%		9.33%
Without Sales Load [Member] | C000018174
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	10.53%			9.06%		9.11%
Without Sales Load [Member] | C000190733
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%	11.68%	9.39%
Without Sales Load [Member] | C000069268
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%	11.62%			10.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.82%			0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.82%			0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.77%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%			14.82%				22.32%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%			14.29%		0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%			14.29%		0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.09%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%			14.29%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%		12.49%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%		12.49%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%	12.15%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.09%	12.15%		12.49%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	31.85%	9.46%			8.55%	0.00%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	31.85%	9.46%			8.55%	0.00%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	31.85%	9.46%	8.42%
NATIXIS INDEX: MSCI World ex USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	31.85%	9.46%			8.55%	0.00%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%			14.59%			0.00%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%			14.59%			0.00%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%	14.49%
NATIXIS INDEX: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%	13.59%			14.59%				14.49%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%			9.27%		0.00%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%			9.27%		0.00%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%	7.18%
NATIXIS INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	12.59%	8.88%			9.27%

[1]	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.